Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 80
Exchange differences	2
Charged to income statement	106
Released to income statement	(7)
Utilised	(15)
Disposal through business disposal	(1)
Ending balance	165
Deferred consideration [member]
Disclosure of other provisions [line items]
Beginning balance	45
Exchange differences	2
Utilised	(5)
Ending balance	42
Property [member]
Disclosure of other provisions [line items]
Beginning balance	3
Charged to income statement	103
Released to income statement	(2)
Utilised	(2)
Ending balance	102
Disposals and closures [member]
Disclosure of other provisions [line items]
Beginning balance	11
Utilised	(5)
Disposal through business disposal	(1)
Ending balance	5
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	21
Charged to income statement	3
Released to income statement	(5)
Utilised	(3)
Ending balance	£ 16